GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2016
GOODWILL AND OTHER INTANGIBLE ASSETS

10. GOODWILL AND OTHER INTANGIBLE ASSETS

The changes in the carrying amount of goodwill are as follows:

Balance at December 31, 2014	$387,311
Foreign currency translation adjustment	(9,001)

Balance at December 31, 2015	378,310
Foreign currency translation adjustment	1,427

Balance at December 31, 2016	$379,737

Other intangible assets are comprised of the following:

December 31,	Estimated Useful Lives	2016	2015
Indefinite lived intangible assets - Trade names, trademarks and distribution rights		$120,288	$118,205
Finite lived intangible assets:
Customer relationships	10-15 years	70,194	68,981
Trade name	10 years	1,150	1,150
Non-compete agreements	7 years	369	369
Accumulated amortization		(33,437)	(28,224)

Finite lived intangible assets, net		38,276	42,276

		$158,564	$160,481

Amortization expense related to finite lived intangible assets included in selling, general and administrative expenses for the years ended December 31, 2016, 2015 and 2014, were $5,213, $5,315 and $5,769, respectively. Amortization of finite lived intangible assets for 2017 through 2020 is expected to be approximately $5,200 per year and in 2021 is expected to be approximately $4,300.